Goodwill and Intangible Assets - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Goodwill [Abstract]
Balance as of December 31, 2024
Balance as of December 31, 2025	952
Goodwill acquired	$ 952